Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Series A Convertible Preferred Stock	Common stock	Treasury stock	Additional Paid-in capital	Accumulated Other Comprehensive Loss	Retained Earnings/ (Accumulated Deficit)	Total DryShips Stockholders Equity	Non controlling interests
BALANCE value, at Dec. 31, 2010	$ 3,899,529	$ 522	$ 3,696	$ 0	$ 2,955,018	$ (38,754)	$ 335,345	$ 3,255,827	$ 643,702
BALANCE shares, at Dec. 31, 2010		52,238,806	369,649,777	0
Net income/ (loss)	(47,286)						(70,128)	(70,128)	22,842
Issuance of non-vested shares, value			90		(90)
Issuance of non-vested shares, shares			9,016,800
Issuance of treasury stock, value				(10)	10
Issuance of treasury stock, shares				(1,000,000)
Issuance of subsidiary shares to non-controlling interest	48,687				(77,083)	1,852		(75,231)	123,918
Issuance of common/ preferred stock, value		65			(65)
Issuance of common/ preferred stock, shares		6,532,979
Conversion of preferred stock into common stock, value		(587)	461		126
Conversion of preferred stock into common stock, shares		(58,771,785)	46,095,517
Other comprehensive income/(loss)	11,164					8,292		8,292	2,872
Amortization of stock based compensation	26,568				26,568			26,568
Dividends on preferred stock					4,466		(4,466)
BALANCE value, at Dec. 31, 2011	3,938,662	0	4,247	(10)	2,908,950	(28,610)	260,751	3,145,328	793,334
BALANCE shares, at Dec. 31, 2011		0	424,762,094	(1,000,000)
Net income/ (loss)	(288,593)						(246,778)	(246,778)	(41,815)
Issuance of non-vested shares, shares			150
Issuance of treasury stock, value				(100)	100
Issuance of treasury stock, shares				(10,000,000)
Issuance of subsidiary shares to non-controlling interest	180,485				(84,629)	2,869		(81,760)	262,245
Other comprehensive income/(loss)	24,166					16,566		16,566	7,600
Amortization of stock based compensation	13,299				13,104			13,104	195
BALANCE value, at Dec. 31, 2012	3,868,019	0	4,247	(110)	2,837,525	(9,175)	13,973	2,846,460	1,021,559
BALANCE shares, at Dec. 31, 2012		0	424,762,244	(11,000,000)
Net income/ (loss)	(198,028)						(223,093)	(223,093)	25,065
Issuance of non-vested shares, value			10		(10)
Issuance of non-vested shares, shares			1,000,000
Issuance of treasury stock, value				(100)	100
Issuance of treasury stock, shares				(10,000,000)
Issuance of subsidiary shares to non-controlling interest	122,960				(46,237)	695		(45,542)	168,502
Issuance of common/ preferred stock, value	23,438		69		23,369			23,438
Issuance of common/ preferred stock, shares			6,892,233
Other comprehensive income/(loss)	3,885					2,418		2,418	1,467
Amortization of stock based compensation	11,424				9,955			9,955	1,469
BALANCE value, at Dec. 31, 2013	$ 3,831,698	$ 0	$ 4,326	$ (210)	$ 2,824,702	$ (6,062)	$ (209,120)	$ 2,613,636	$ 1,218,062
BALANCE shares, at Dec. 31, 2013		0	432,654,477	(21,000,000)